APPENDIX I.    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


1.     NAME AND ADDRESS OF ISSUER:

       EXETER FUND, INC.
       1100 CHASE SQUARE
       ROCHESTER, NEW YORK   14604

2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES
       OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES):   [  ]

       FLEXIBLE  YIELD  SERIES I CLASS A, FLEXIBLE YIELD SERIES II CLASS A,
       FLEXIBLE YIELD SERIES III CLASS A, BLENDED     ASSET SERIES I CLASS A,
       BLENDED ASSET SERIES II CLASS A, DEFENSIVE SERIES CLASS A, TAX MANAGED SERIES CLASS A, MAXIMUM HORIZON SERIES CLASS A

3.     INVESTMENT COMPANY ACT FILE NUMBER:   811-04087

       SECURITIES ACT FILE NUMBER:    2-92633

4(A).  LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:

       OCTOBER 31, 1998

4(B). CHECK BOX IF THIS NOTICE IS BEING FILED LATE (I.E., MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR) (SEE INSTRUCTION A.2): [ ]

       NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(C).  CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
       FORM. [  ]


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CALCULATION OF REGISTRATION FEES

     (I)  AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
          FISCAL YEAR PURSUANT TO SECTION 24(F):
$                                                                  $75,672,873

     (II)  AGGREGATE PRICE OF SECURITIES REDEEMED OR
           REPURCHASED DURING THE FISCAL YEAR:      $(25,210,423)

     (III) AGGREGATE PRICE OF SECURITIES REDEEMED OR
           REPURCHASED DURING ANY PRIOR FISCAL YEAR ENDING NO
           EARLIER THAN OCTOBER 11, 1995 THAT WERE NOT
           PREVIOUSLY USED TO REDUCE REGISTRATION FEES PAYABLE
           TO THE COMMISSION:                         $ -0-

     (IV)  TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEMS 5(II)
           AND 5 (III)]:                             -$25,210,423

     (V)  NET SALES -  IF ITEM 5(I) IS GREATER THAN ITEM 5(IV)
          [SUBTRACT ITEM 5(IV) FROM ITEM 5(I)]:                    $50,462,450

     (VI)  REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS
             -IF ITEM 5(I) IS LESS THAN ITEM 5(IV) [SUBTRACT
              ITEM 5(IV) FROM ITEM 5 (I)]:            $( 0 )

     (VII)  MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
              INSTRUCTION C.9)                                        X.000278

     (VIII) REGISTRATION FEE DUE [MULTIPLY ITEM 5(V) BY ITEM
            5(VII)] (ENTER '0' IF NO FEE IS DUE):                 =$ 14,028.56

PREPAID SHARES

         IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT
TO RULE 24C-2 AS IN EFFECT BEFORE OCTOBER 11, 1997, THEN REPORT THE AMOUNT
OF SECURITIES (NUMBER OF SHARES OR OTHER UNITES) DEDUCTED HERE:           .
IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO RULE 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH
THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL
YEARS, THEN STATE THAT NUMBER HERE:          .

INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUERS FISCAL YEAR (SEE INSTRUCTION D):

                                                                       +$    0

TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE 5(VIII) PLUS LINE 7]:

                                                                  -$ 14,028.56

DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY:

                                                                       1/11/99
     METHOD OF DELIVERY     [ X ]     WIRE TRANSFER
                            [   ]     MAIL OR OTHER MEANS
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                                  SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY SIGNATURE AND TITLE:  /S/JODI L. HEDBERG
                            JODI L. HEDBERG, CORPORATE SECRETARY

DATE:  JANUARY 12, 1999

          PLEASE PRINT NAME AND TITLE OF THE SIGNING OFFICER BELOW THE
          SIGNATURE.
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